VOYA PARTNERS, INC.

VY® Templeton Foreign Equity Portfolio

(the “Portfolio”)

Supplement dated August 25, 2017

to the Portfolio’s Adviser Class, Initial Class, Service Class

and Service 2 Class Prospectus, Class R6 Prospectus, and

related Summary Prospectuses

each dated May 1, 2017

(each a “Prospectus” and collectively “Prospectuses”)

Effective December 31, 2017, Cindy L. Sweeting will be removed as a portfolio manager of the Portfolio and Matthew R. Nagle will be added as a portfolio manager of the Portfolio. Effective December 31, 2017, the Prospectuses are hereby revised as follows:

1.	All references to Cindy L. Sweeting as a portfolio manager of the Portfolio are deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Antonio T. Docal, CFA	Peter A. Nori, CFA
Portfolio Manager (since 11/06)	Lead Portfolio Manager (since 11/06)

Matthew R. Nagle, CFA
Portfolio Manager (since 01/18)

3.	The second paragraph in the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – VY® Templeton Foreign Equity Portfolio” of the Portfolio’s Prospectuses is hereby deleted in its entirety and replaced with the following:

The following individuals are responsible for the day-to-day management of VY® Templeton Foreign Equity Portfolio. Mr. Nori has primary responsibility for the Portfolio’s investments. Mr. Docal and Mr. Nagle have secondary portfolio management responsibilities.

4.	The following paragraph is added to the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – VY® Templeton Foreign Equity Portfolio” of the Portfolio’s Prospectuses:

Matthew R. Nagle, CFA, Executive Vice President and Portfolio Manager, joined Franklin Templeton Investments in 2003. Mr. Nagle is responsible for managing institutional portfolios and has global research responsibilities for the US bank sector, electronic manufacturing services and component manufacturer companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

VY® Templeton Foreign Equity Portfolio

(the “Portfolio”)

Supplement dated August 25, 2017

to the Portfolio’s Adviser Class, Initial Class, Class R6, Service Class

and Service 2 Class Statement of Additional Information (“SAI”)

dated May 1, 2017

Effective December 31, 2017, Cindy L. Sweeting will be removed as a portfolio manager of the Portfolio and Matthew R. Nagle will be added as a portfolio manager of the Portfolio. Effective December 31, 2017, the SAI is hereby revised as follows:

1.	All references to Cindy L. Sweeting as a portfolio manager of the Portfolio are deleted in their entirety.

2.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management – VY® Templeton Foreign Equity Portfolio” in the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Matthew R. Nagle, CFA[2]	2	$5,203,000,000	2	$252,000,000	17	$1,696,200,000
2.	As of July 31, 2017.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Matthew R. Nagle, CFA[2]	None
2.	As of July 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE